Non-controlling Interests (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Capital stock	$ 4,907,765	$ 4,907,765
Additional paid-in-capital	15,889,819	15,889,819
Legal reserve	2,139,007	2,139,007
Retained earnings from prior years	84,280,397	82,652,278
Accumulated other comprehensive income (loss):
Carrying value of the non-controlling interest	14,497,024	14,873,767
Aggregate amount of dividends paid		2,664,340	$ 2,345,430
Non-controlling Interests
EQUITY
Capital stock	1,102,334	1,155,998
Additional paid-in-capital	2,986,360	3,001,681
Legal reserve	216,071	164,832
Retained earnings from prior years	8,483,413	8,930,063
Net income for the year	1,553,166	1,480,674
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation	166,275	148,318
Remeasurement of post-employment benefit obligations on defined benefit plans	(10,595)	(7,799)
Carrying value of the non-controlling interest	14,497,024	14,873,767
Aggregate amount of dividends paid		1,598,153	1,276,562
Non-controlling Interests | Sky
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid	2,750,000	3,800,000	3,000,000
Dividends paid to non controlling interest	1,134,808	$ 1,570,659	$ 1,240,002
Non-controlling Interests | Radiopolis
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid	656,346
Dividends paid to non controlling interest	325,173
Dividends received	285,669
Non-controlling Interests | Pantelion
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid	394,269
Dividends paid to non controlling interest	$ 193,192